INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets
The gross carrying amount and accumulated amortization of separately identifiable intangible assets are as follows:

	As of December 31, 2021
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Licenses:
S-Way Product and Platform license	$50,000	$—	$50,000
FCPM license	47,181	—	47,181

Total intangible assets	$97,181	$—	$97,181

	As of December 31, 2020
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Licenses	$50,150	$(100)	$50,050

Total intangible assets	$50,150	$(100)	$50,050

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense
Estimated amortization expense for all intangible assets subject to amortization in future years is expected to be:

Years Ended December 31,	Amortization
2022	$5,357
2023	10,285
2024	13,428
2025	13,428
2026	13,428
Thereafter	41,255

Total	$97,181